Consolidated Statement Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Income [Abstract]
Service revenues and sales	$ 1,456,282	$ 1,413,329	$ 1,430,043
Cost of services provided and goods sold (excluding depreciation)	1,034,673	1,008,808	1,033,321
Selling, general and administrative expenses	220,118	212,518	208,656
Depreciation	29,881	27,698	26,009
Amortization	3,191	4,690	4,512
Other operating expenses (Note 21)		26,221	1,126
Total costs and expenses	1,287,863	1,279,935	1,273,624
Income from operations	168,419	133,394	156,419
Interest expense	(8,186)	(15,035)	(14,723)
Other income - net (Note 10)	2,521	5,470	4,123
Income before income taxes	162,754	123,829	145,819
Income taxes (Note 11)	(63,437)	(46,602)	(56,515)
Net income	$ 99,317	$ 77,227	$ 89,304
Earnings Per Share (Note 15)
Net income	$ 5.79	$ 4.24	$ 4.72
Average number of shares outstanding	17,165	18,199	18,924
Diluted Earnings Per Share (Note 15)
Net income	$ 5.57	$ 4.16	$ 4.62
Average number of shares outstanding	17,840	18,585	19,339